Note 27 - Financial Instruments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
27	Financial instruments

i) Credit risk

Exposure to credit risk

The carrying amount of financial assets as disclosed in the statements of financial position and related notes represents the maximum credit exposure. The maximum exposure to credit risk for trade and other receivables at the reporting date by geographic region was:

Carrying amount	December 31, 2017	December 31, 2016

Zimbabwe	2,015	1,523

Impairment losses

None
of the trade and other receivables are past due at year-end other than the royalty rebate of
2016
(refer note
17
). Trade and other receivables have a past history of payment shortly after year end and management identified no
factors at year end that could cause doubt about the credit quality or recoverability of the trade and other receivables.

ii) Liquidity risk

The following are the contractual maturities of financial liabilities, including contractual interest payments and excluding the impact of netting agreements.

Non-derivative financial liabilities

December 31, 2017	Carrying amount	12 months or less	1-2 Years
Trade and other payables	9,581	9,581	-
Term loan facility	1,486	1,486	-
Overdraft	311	311	-
	11,378	11,378	-

December 31, 2016	Carrying amount	12 months or less	1-2 Years
Trade and other payables	5,052	5,052	-
Term loan facility	2,987	1,410	1,577
	8,039	6,462	1,577

iii)
Currency risk

The Group is exposed to currency risk to the extent that there is a mismatch between the currency that it transacts in and the functional currency. The results of the Group’s operations are subject to currency transaction risk and currency translation risk. The operating results and financial position of the Group are reported in US dollar in the Group’s consolidated financial statements.

The fluctuation of the US dollar in relation to other currencies that entities, within the Group, may
transact in will consequently have an impact upon the profitability of the Group and may
also affect the value of the Group’s assets and liabilities. As noted below, the Group has certain financial assets and liabilities denominated in currencies other than the functional currency of the Company. The Group does not
use any derivative instruments to reduce its foreign currency risks.
To reduce exposure to currency transaction risk, the Group predominantly maintains cash and cash equivalents in US Dollar to avoid foreign exchange exposure and to meet short-term liquidity requirements.

Sensitivity analysis

As a result of the Group’s monetary assets and liabilities denominated in foreign currencies which is different to the functional currency of the underlying entities, the profit or loss and equity in the underlying entities could be affected by movements between the functional currency and the foreign currency. The table below indicates net monetary assets/(liabilities) in the group that have a different functional currency and foreign currency.

	2017 USD‘000		2016 USD‘000
	Functional currency		Functional currency
	ZAR	USD	ZAR	USD
Cash and cash equivalents	57	601	457	265
Trade and other payables	-	-	-	43
	57	601	457	308

A reasonably possible strengthening or weakening of
5%
of the various functional currencies against the foreign currencies, would have the following equal or opposite effect on profit or loss and equity for the group:

	2017 USD‘000		2016 USD’000
	Functional currency		Functional currency
	ZAR	USD	ZAR	USD
Cash and cash equivalents	3	30	23	13
Trade and other payables	-	-	-	2

iv)
Interest rate risk

The group's interest rate risk arises from Loans and borrowings, overdraft facility and cash held. The Loans and borrowings, overdraft facility and cash held have variable interest rate borrowings. Variable rate borrowings expose the group to cash flow interest rate risk. The group has not
entered into interest rate swap agreements.

The Group’s assets and liabilities exposed to interest rate fluctuations as at year end is summarized as follows:

	2017	2016
Term loan	1,486	2,987
Net cash and cash equivalents	12,756	14,335

Interest rate risk arising is offset by available net cash and cash equivalents. The table below summarises the effect of a change in finance cost on the Group’s profit or loss and equity, had the rates charged differed.

Sensitivity analysis – Term loan

	2017	2016

Increase by 100 basis points	(15)	(30)
Decrease by 100 basis points	15	30

Sensitivity analysis – Net cash and cash equivalents	2017	2016
Increase by 100 basis points	128	143
Decrease by 100 basis points	(128)	(143)

v)
Market risk - Gold price

In
February 2016,
the Company entered into a derivative contract in respect of
15,000
ounces of gold over a period of
6
months and accordingly, the contract expired during the year. The contract protected the Company if the gold price fell below
$1,050
per ounce but gave Caledonia full participation if the price of gold exceeded
$1,079
per ounce. The derivative contract was entered into by the Company for economic hedging purposes and not
as a speculative investment.

The derivative contract resulted in a loss of
$435
that was included in profit or loss. The Company settled the contract with the
$435
margin call deposited at the inception of the hedge transaction. Blanket continued to sell all of its gold production to Fidelity Printers and Refiners Ltd (“Fidelity”), as required by Zimbabwean legislation, and received the spot price of gold less an early settlement discount of
1.25%.

As at
December 31, 2017
no
financial instruments were in place to manage the gold price risk.